Operating leases - Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Leases [Abstract]
Year 1	$ 67,214
Year 2	55,183
Year 3	36,907
Year 4	24,320
Year 5	20,284
Thereafter	70,292
Total future minimum lease payments	274,200
Lease imputed interest	(21,345)
Total	$ 252,855